ORIX Corporation Shareholders' Equity (Changes in Number of Shares Issued) (Detail) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Uncategorized [Abstract]
Beginning balance	1,214,961,054	1,234,849,342	1,258,277,087
Cancellation of treasury stock	(51,998,810)	(19,888,288)	(23,427,745)
Ending balance	1,162,962,244	1,214,961,054	1,234,849,342